UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22472
(Investment Company Act File Number)

RiverNorth Opportunities Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of Principal Executive Offices)

Christopher A. Moore
RiverNorth Opportunities Fund, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)

(303) 623-2577
(Registrant’s Telephone Number)

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2017

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

4.30.2017

RIVERNORTH®

Semi-Annual Report

RIVERNORTH OPPORTUNITIES FUND, INC.

RN

RiverNorth Opportunities Fund, Inc.	Table of Contents

Performance Overview	2
Statement of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Dividend Reinvestment Plan	21
Additional Information	23

RiverNorth Opportunities Fund, Inc.	Performance Overview

April 30, 2017 (Unaudited)

INVESTMENT OBJECTIVE

RiverNorth Opportunities Fund, Inc.’s (the “Fund”) investment objective is total return consisting of capital appreciation and current income.

PERFORMANCE OVERVIEW

For the six month period ended April 30, 2017, the Fund returned 10.59% on a net asset value (“NAV”) basis and 6.89% on a market price basis. The S&P 500 Index returned 13.32% during the same period. The RiverNorth Taxable Closed‐End Fund Index returned 13.57% on a market price basis over  the same six month period.

The Fund benefitted from discounts narrowing over the period. On average, taxable closed-end fund discounts narrowed from 7.7% on October 31, 2016 to 4.42% on April 30, 2017. In addition, several of the Fund’s holdings announced plans to conduct tender offers in the future, which caused their discounts to narrow.

The main detractor from NAV performance relative to the S&P 500 Index was the Fund’s exposure to fixed‐income closed‐end funds. While these closed‐end funds saw their discounts narrow on average, their NAV performance typically lagged the S&P 500. This was to be expected as most relevant fixed income indexes only had returns in the low to mid‐single digits over the six month period, compared to the 13.32% return for the S&P 500 Index over the same time. Relatively lower equity exposure is also a large part the reason Fund’s relative  underperformance compared to the RiverNorth Taxable Closed‐End Fund Index. While the Index contains approximately 45% equity closed‐end funds, the Fund’s net equity exposure was less than 20% for much of the period.

PERFORMANCE as of April 30, 2017

	CUMULATIVE	ANNUALIZED
TOTAL RETURNS(1)	6 Months	1 Year	Since Inception(2)
RiverNorth Opportunities Fund, Inc. ‐NAV(3)	10.59%	18.18%	18.45%
RiverNorth Opportunities Fund, Inc. ‐Market Price(4)	6.89%	20.41%	12.61%
S&P 500® Total Return Index	13.32%	17.92%	13.59%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on December 24, 2015.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (855)830-1222 or by visiting www.rivernorthcef.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

Total annual expense ratio as a percentage of net assets attributable to common shares as of October 31, 2016, 1.69%.

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RiverNorth Opportunities Fund, Inc.	Performance Overview

April 30, 2017 (Unaudited)

The Fund is a closed-end fund and does not continuously issue shares for sale as open-end mutual funds do. Since the initial public offering, the Fund now trades only in the secondary market. Investors wishing to buy or sell shares need to place orders through an intermediary or broker and additional charges or commissions will apply. The share price of a closed-end fund is based on the market’s value.

S&P 500® Total Return Index – A market value weighted index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. This index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. This index reflects the effects of dividend reinvestment.

RiverNorth Taxable Closed-End Fund Index – An equal weighted index of 75 taxable closed-end funds.

Indices are unmanaged; their returns do not reflect any fees, expenses, or sales charges.

An investor cannot invest directly in an index.

ALPS Advisors, Inc. is the investment adviser to the Fund.

RiverNorth Capital Management, LLC is the investment sub-adviser to the Fund. RiverNorth Capital Management, LLC is not affiliated with ALPS Advisors, Inc. or any of its affiliates.

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Semi-Annual Report | April 30, 2017	3

RiverNorth Opportunities Fund, Inc.	Performance Overview

April 30, 2017 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The  graph  below  illustrates  the  growth  of  a  hypothetical  $10,000  investment  assuming  the purchase of common shares at the closing market price (NYSE: RIV) of $19.40 on December 24, 2015, and tracking its progress through April 30, 2017.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

ASSET ALLOCATION as of April 30, 2017^

^	Holdings are subject to change.
*	Represents securities sold short.
Percentages are based on total investments of the Fund.

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RiverNorth Opportunities Fund, Inc.	Performance Overview

April 30, 2017 (Unaudited)

TOP TEN HOLDINGS* as of April 30, 2017

% of Total Investments**
Clough Global Opportunities Fund	6.62%
Prudential Global Short Duration High Yield Fund, Inc.	5.88%
Advent Claymore Convertible Securities and Income Fund	5.27%
BlackRock Debt Strategies Fund, Inc.	4.96%
Brookfield Real Assets Income Fund, Inc.	4.77%
Delaware Enhanced Global Dividend & Income Fund	4.71%
Alpine Global Dynamic Dividend Fund	4.46%
BlackRock Global Opportunities Equity Trust	4.40%
Clough Global Equity Fund	4.28%
Wells Fargo Multi‐Sector Income Fund	3.23%
48.58%

*	Holdings are subject to change and exclude cash equivalents. Only long positions are listed.
**	Percentages are based on total investments, including securities sold short.

Semi-Annual Report | April 30, 2017	5

RiverNorth Opportunities Fund, Inc.	Statement of Investments

April 30, 2017 (Unaudited)

		Value
Description	Shares	(Note 2)
CLOSED‐END FUNDS (72.42%)
Advent Claymore Convertible Securities and Income Fund(a)	221,965	$3,527,024
Advent Claymore Convertible Securities and Income Fund II	327,486	2,036,963
Advent/Claymore Enhanced Growth & Income Fund	163,954	1,428,039
AllianzGI Diversified Income & Convertible Fund	22,770	471,111
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	79,567	1,045,510
Alpine Global Dynamic Dividend Fund	296,192	2,982,654
Ares Dynamic Credit Allocation Fund, Inc.	85,206	1,381,189
BlackRock Debt Strategies Fund, Inc.	283,952	3,322,238
BlackRock Global Opportunities Equity Trust(a)	226,629	2,948,443
BlackRock Muni Intermediate Duration Fund, Inc.	113,298	1,581,640
Blackstone/GSO Long‐Short Credit Income Fund	24,759	408,276
Brookfield Real Assets Income Fund, Inc.	136,785	3,196,666
Clough Global Equity Fund	222,984	2,867,574
Clough Global Opportunities Fund	416,391	4,434,564
Delaware Enhanced Global Dividend & Income Fund	282,106	3,151,124
Deutsche High Income Opportunities Fund, Inc.	78,124	1,152,329
Deutsche Multi‐Market Income Trust	40,948	359,523
First Trust Strategic High Income Fund II	60,965	826,076
Invesco High Income Trust II	28,144	412,591
Lazard World Dividend & Income Fund, Inc.	104,080	1,124,064
Legg Mason BW Global Income Opportunities Fund, Inc.	65,455	852,224
Madison Covered Call & Equity Strategy Fund	101,153	812,259
Madison Strategic Sector Premium Fund	15,597	187,554
Neuberger Berman Real Estate Securities Income Fund, Inc.	102,932	553,774
Nuveen Credit Strategies Income Fund	87,320	773,655
Nuveen Intermediate Duration Quality Municipal Term Fund	34,165	437,312
Nuveen Mortgage Opportunity Term Fund	26,127	651,869
Nuveen Mortgage Opportunity Term Fund 2	34,821	833,963
Pacholder High Yield Fund, Inc.	132,098	1,043,574
Prudential Global Short Duration High Yield Fund, Inc.(a)	258,865	3,937,337
Royce Micro‐Cap Trust, Inc.	63,366	551,918
Special Opportunities Fund, Inc.	33,235	497,196
Templeton Emerging Markets Income Fund	34,322	391,957
Virtus Total Return Fund, Inc.	177,674	2,082,339
Wells Fargo Multi‐Sector Income Fund	158,775	2,160,928
Western Asset Emerging Markets Income Fund, Inc.	49,217	772,707
Western Asset Global High Income Fund, Inc.	98,404	1,010,609
Western Asset/Claymore Inflation‐Linked Opportunities & Income Fund	54,633	605,880

TOTAL CLOSED‐END FUNDS
(Cost $53,271,404)		56,814,653

BUSINESS DEVELOPMENT COMPANIES (3.59%)
Garrison Capital, Inc.	197,123	1,927,863

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RiverNorth Opportunities Fund, Inc.	Statement of Investments

April 30, 2017 (Unaudited)

			Value
Description		Shares	(Note 2)
OHA Investment Corp.		601,728	$890,557

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,727,036)			2,818,420

BUSINESS DEVELOPMENT COMPANY BONDS (6.69%)
Capitala Finance Corp., 7.13%, 6/16/2021		70,442	1,793,383
Great Elm Capital Corp., 8.25%, 6/30/2020		44,600	1,144,436
THL Credit, Inc., 6.75%, 12/30/2022		15,855	413,340
THL Credit, Inc., 6.75%, 11/15/2021		4,164	107,244
TICC Capital Corp., 6.50%, 3/30/2024		69,584	1,788,309

TOTAL BUSINESS DEVELOPMENT COMPANY BONDS
(Cost $5,147,465)			5,246,712

SPECIAL PURPOSE ACQUISITION COMPANIES (1.99%)
Pacific Special Acquisition Corp.(b)		150,000	1,563,750

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $1,560,000)			1,563,750

	7-Day
	Yield
SHORT‐TERM INVESTMENTS (17.56%)
State Street Institutional Treasury Money Market Fund	0.649%	13,778,167	13,778,167

TOTAL SHORT‐TERM INVESTMENTS
(Cost $13,778,167)			13,778,167

TOTAL INVESTMENTS (102.25%)
(Cost $77,484,072)			$80,221,702

Liabilities in Excess of Other Assets (‐2.25%)(c)			(1,769,367)
NET ASSETS (100.00%)			$78,452,335

SCHEDULE OF SECURITIES SOLD SHORT(b)
Description	Shares	Value
EXCHANGE‐TRADED FUNDS
SPDR® Bloomberg Barclays High Yield Bond ETF	(110,000)	$(4,085,400)
SPDR® S&P 500® ETF Trust	(38,591)	(9,187,745)

TOTAL EXCHANGE‐TRADED FUNDS		(13,273,145)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,594,002)		$(13,273,145)

Semi-Annual Report | April 30, 2017	7

RiverNorth Opportunities Fund, Inc.	Statement of Investments

April 30, 2017 (Unaudited)

(a)
All or a portion of the security is pledged as collateral for securities sold short. As of April 30, 2017, the aggregate market value of those securities was $6,782,659, representing 8.65% of net assets.

(b)	Non-income producing security.
(c)	Includes cash, in the amount of $13,367,584, which is being held as collateral for securities sold short.

See Notes to Financial Statements

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RiverNorth Opportunities Fund, Inc.

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS:
Investments, at value	$80,221,702
Cash	61,897
Deposit with broker for securities sold short	13,327,715
Receivable for investments sold	578,599
Dividends receivable	64,452
Prepaid and other assets	45,782
Total Assets	94,300,147

LIABILITIES:
Securities Sold Short (Proceeds $12,594,002)	13,273,145
Payable for investments purchased	2,352,108
Dividends payable ‐ short sales	1,938
Interest payable ‐ margin account	3,078
Payable to adviser	63,917
Payable to administrator	11,761
Payable to transfer agent	2,800
Payable for director fees	11,781
Payable for custodian fees	5,074
Payable for professional fees	99,302
Payable for printing fees	13,630
Other payables	9,278
Total Liabilities	15,847,812
Net Assets	$78,452,335

NET ASSETS CONSIST OF:
Paid‐in capital	$72,699,585
Distributions in excess of net investment income	(547,386)
Accumulated net realized gain	4,241,649
Net unrealized appreciation	2,058,487
Net Assets	$78,452,335

PRICING OF SHARES:
Net Assets	$78,452,335
Shares of common stock outstanding (37,500,000 of shares authorized, at $0.0001 par value per share)	3,755,155
Net asset value per share	$20.89

Cost of Investments	$77,484,072

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2017	9

RiverNorth Opportunities Fund, Inc.	Statement of Operations

For the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,397,296
Total Investment Income	3,397,296

EXPENSES:
Investment advisory fees	375,877
Administration fees	58,421
Transfer agent fees	12,008
Dividend expense ‐ short sales	107,303
Interest expense ‐ margin account	12,061
Audit fees	11,971
Legal fees	100,276
Custodian fees	9,097
Director fees	57,939
Printing fees	4,177
Insurance fees	8,504
Other expenses	32,718
Total Expenses	790,352
Net Investment Income	2,606,944

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	4,102,446
Net change in unrealized appreciation/(depreciation) on:
Investments	1,540,600
Securities sold short	(679,143)
Net change in unrealized appreciation	861,457
Net Realized and Unrealized Gain on Investments	4,963,903
Net Increase in Net Assets Resulting from Operations	$7,570,847

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016

OPERATIONS:
Net investment income	$2,606,944	$2,563,412
Net realized gain	4,102,446	3,932,768
Long‐term capital gains from other investment companies	–	1,821,535
Net change in unrealized appreciation	861,457	1,197,030
Net increase in net assets resulting from operations	7,570,847	9,514,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,154,330)	(6,496,219)
From net realized gains	–	(1,682,509)
Net decrease in net assets from distributions to shareholders	(3,154,330)	(8,178,728)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs	–	72,599,794
Net increase in net assets from capital share transactions	–	72,599,794

Net Increase in Net Assets	4,416,517	73,935,811

NET ASSETS:
Beginning of period	74,035,818	100,007
End of period (including distributions in excess of net investment income of $(547,386) and $–)	$78,452,335	$74,035,818

OTHER INFORMATION:
Share Transactions:
Shares outstanding ‐ beginning of period	3,755,155	5,155
Shares issued in connection with initial public offering	–	3,750,000
Shares outstanding ‐ end of period	3,755,155	3,755,155

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2017	11

RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016

Net asset value ‐ beginning of period	$19.72		$19.40
Income/(loss) from investment operations:
Net investment income(a)	0.69		0.68
Net realized and unrealized gain	1.32		1.86
Total income from investment operations	2.01		2.54

Less distributions to shareholders:
From net investment income	(0.84)		(1.73)
From net realized gains	–		(0.45)
Total distributions	(0.84)		(2.18)

Capital share transactions:
Common share offering costs charged to paid‐in capital	–		(0.04)
Total capital share transactions	–		(0.04)

Net increase in net asset value	1.17		0.32
Net asset value ‐ end of period	$20.89		$19.72
Market price ‐end of period	$20.12		$19.65

Total Return(b)	10.59%		13.67%
Total Return ‐Market Price(b)	6.89%		9.87%

Supplemental Data:
Net assets, end of period (in thousands)	$78,452		$74,036
Ratios to Average Net Assets (including dividend and interest expense on securities sold short)
Total expenses	2.10	%(c)	1.69	%(c)
Net investment income	6.93	%(c)	4.03	%(c)
Ratios to Average Net Assets (excluding dividend and interest expense on securities sold short)
Total Expenses	1.78	%(c)	N/A	%
Net investment income	6.61	%(c)	N/A	%

Portfolio turnover rate	90	%(d)	113	%(d)

(a)	Calculated using average shares throughout the period.
(b)
Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.

(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed‐end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed‐end funds and exchange‐traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the  Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2.  SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on April 30, 2017.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s  assets under  normal  market  conditions.  Marketable  securities  listed  on  foreign  or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at  its  fair  value  as  determined  in  good  faith  under  procedures  approved  by  the Board.

Semi-Annual Report | April 30, 2017	13

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex‐dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first‐in/first‐out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed‐End Funds	$56,814,653	$–	$–	$56,814,653
Business Development Companies	2,818,420	–	–	2,818,420
Business Development Company Bonds	5,246,712	–	–	5,246,712
Short‐Term Investments	13,778,167	–	–	13,778,167
Special Purpose Acquisition Companies	1,563,750	–	–	1,563,750
Total	$80,221,702	$–	$–	$80,221,702
Other Financial Instruments
Liabilities:
Securities Sold Short Exchange‐Traded Funds	$(13,273,145)	$–	$–	$(13,273,145)
Total	$(13,273,145)	$–	$–	$(13,273,145)

The Fund recognizes transfers between levels as of the end of the period. For the six months  ended April 30, 2017, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that  the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Semi-Annual Report | April 30, 2017	15

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain  SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

ALPS Advisors, Inc. (“AAI”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, AAI receives an annual investment advisory fee of 1.00% based on the Fund’s average daily Managed Assets (as defined below). Pursuant to an Investment Sub‐Advisory Agreement, AAI has retained RiverNorth Capital Management LLC (“RiverNorth”) as the Fund’s sub‐adviser and pays RiverNorth an annual fee of 0.85% based on the Fund’s average daily Managed Assets.

ALPS Fund Services, Inc. (“AFS”), an affiliate of AAI, serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, AFS is responsible for calculating the net asset values, providing additional fund accounting and tax services, and providing fund administration and compliance‐related services to the Fund. AFS is entitled to receive a monthly fee, accrued daily based on the Fund’s average Managed Assets, as defined below, plus reimbursement for certain out‐of‐pocket expenses.

DST Systems, Inc. (“DST”), the parent company of AAI and AFS, serves as the Transfer Agent to    the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all  shareholder records of the Fund. DST is entitled to receive an annual minimum fee of $22,500 plus out‐of‐pocket expenses.

The Fund pays no salaries or compensation to any of its interested Directors or its Officers. For their services, the four independent Directors of the Fund receive an annual retainer in  the amount of $17,000, an additional $2,000 for attending each meeting of the Board and $1,000 for attending a special meeting of the Board. The independent Directors are also reimbursed for all reasonable out‐of‐pocket expenses relating to attendance at meetings of the Board.

16	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

A Director and certain Officers of the Fund are also officers of AAI. A Director is an officer of RiverNorth.

Managed Assets: For these purposes, the term Managed Assets is defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding), calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board may determine in accordance with the provisions of applicable law and of the declaration and bylaws of the Fund and with resolutions of the Board of Directors as from time to time in force.

The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 15% of the Fund’s Managed Assets immediately after such borrowings or issuance. The Underlying Funds that the Fund invests in may also use leverage; provided, however, it is the intention of the Fund that the Fund’s direct use of leverage and the Fund’s overall exposure to leverage utilized by all the Underlying Funds will not exceed 33 1/3% of the Fund’s Managed Assets. The sub‐adviser will assess whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. Leverage, if used, is expected to take the form of a borrowing or the issuance of preferred stock, although the Fund currently anticipates that leverage will initially be obtained through the use of bank borrowings or other similar term loans. During the six month period ended April 30, 2017, the Fund utilized no direct leverage; it only had exposure to leverage through the investments in its underlying funds.

4.  LEVERAGE

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 15% of the Fund’s Managed Assets immediately after such borrowings or issuance. However, the Fund is not  required to decrease its use of leverage if leverage exceeds 15%, but is less than 20% of the Fund’s Managed Assets due solely to changes in market conditions. Based on market conditions at the time, the Fund may instead use such leverage in amounts that represent less than 15% of the Fund’s Managed Assets. The Sub‐adviser will assess whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. Leverage, if used, may take the form  of a borrowing or the issuance of preferred stock, although the Fund currently anticipates that leverage will initially be obtained through the use of bank borrowings or other similar term loans. The Underlying Funds that the Fund invests in may also use leverage; provided, however, it is the intention of the Fund that the Fund’s direct use of leverage and the Fund’s overall exposure to leverage utilized by all the Underlying Funds will not exceed 33 1/3% of the Fund’s Managed Assets. To the extent that the Fund’s exposure to leverage utilized by all the Underlying Funds is 33 1/3% of the Fund’s Managed Assets, the Fund intends to not utilize leverage directly. The Fund’s intention to limit leverage is contingent upon the Sub‐adviser’s ability to adequately determine an Underlying  Fund’s  current  amount  of  leverage,  which  may  be  severely  limited,  and  ultimately unsuccessful.

Semi-Annual Report | April 30, 2017	17

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

If the net rate of return on the Fund’s investments purchased with the leverage proceeds exceeds the interest or dividend rate payable on the leverage, such excess earnings will be available to pay higher dividends to the Fund’s Common Shareholders. If the net rate of return on the Fund’s investments purchased with leverage proceeds does not exceed the costs of leverage, the return  to Common Shareholders will be less than if leverage had not been used. The use of leverage magnifies gains and losses to Common Shareholders. Since the holders of common stock pay all expenses related to the issuance of debt or use of leverage, any use of leverage would create a greater risk of loss for the shares of common stock than if leverage is not used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Fund has entered into a $15,000,000 secured committed line of credit agreement with State Street Bank and Trust Company (“SSB”), which by its terms expires on November 29, 2017, subject to the restrictions and terms of the credit agreement. For borrowing under this credit agreement, the Fund will be charged either an interest rate of:

(1)	1.00% (per annum) plus the One‐Month LIBOR rate (London Interbank Offered Rate) or
(2)	as of any day, the higher of (a) 1.05% (per annum) plus the daily Federal Funds Rate as in effect on that day, and (b) 1.05% (per annum) plus the One‐Month LIBOR rate as in effect on that day.

Borrowing under this credit agreement, the Fund is charged a commitment fee on the average daily unused balance of the line of credit at the rate of 0.15% per annum. Per the terms of the credit agreement, the Fund paid an upfront fee of 0.10% on the total line of credit balance. The Fund pledges its investment securities as the collateral for the line of credit per the terms of the agreement. During the six month period ended April 30, 2017, the Fund did not draw down on its credit line.

5.  DISTRIBUTIONS

The Fund intends to distribute to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund intends to distribute its net realized capital gains, if any, at least annually. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are  held as capital assets.

Subsequent to April 30, 2017, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
May 18, 2017	May 22, 2017	May 31, 2017	$0.140
June 15, 2017	June 19, 2017	June 28, 2017	$0.140

18	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

6. CAPITAL TRANSACTIONS

The Fund’s authorized capital stock consists of 37,500,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

The Fund issued 3,755,155 common shares in its initial public offering on December 24, 2015. These common shares were issued at $20.00 per share before the underwriting discount of $0.60 per share. Offering costs of $150,206 (representing $0.04 per common share) were offset against proceeds of the offerings and have been charged to paid‐in capital of the common shares. AAI and RiverNorth agreed to pay those offering costs of the Fund (other than the sales load) that exceeded $0.04 per common share.

Additional shares of the Fund may be issued under certain circumstances pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

7.  PORTFOLIO INFORMATION

Purchases and Sales of Securities: For the six month period ended April 30, 2017, the cost of purchases and proceeds from sales of securities, excluding short‐term obligations, were $59,624,441 and $64,997,044, respectively.

8. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the  year from net investment income or net realized gains may differ from its ultimate  characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Semi-Annual Report | April 30, 2017	19

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

April 30, 2017 (Unaudited)

The tax character of distributions paid during the period ended October 31, 2016 was as follows:

For the Period Ended October 31, 2016
Ordinary Income	$6,496,219
Long‐Term Capital Gain	1,682,509
Total	$4,813,710

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of April 30, 2017, was as follows:

Cost of investments for income tax purposes	$77,519,212
Gross appreciation on investments (excess of value over tax cost)	3,820,266
Gross depreciation on investments (excess of tax cost over value)	(1,117,776)
Net unrealized appreciation on investments	$2,702,490

The differences between book‐basis and tax‐basis are primarily due to wash sales.

Federal Income Tax Status: For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable net income and realized gain, not offset by capital loss carryforwards, if any, to its shareholders. No provision for federal income taxes has been made.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on December 24, 2015, no tax returns have been filed for the Fund as of the date of this report.

9. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission amended Regulation S‐X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S‐X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

On June 27, 2017, the Board of Directors approved the adoption of a managed distribution plan in accordance with AAI’s Section 19(b) exemptive order, whereby the Fund will, beginning in August 2017, make monthly distributions to common shareholders set initially at a fixed monthly rate of
$0.21 per common share.

20	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

April 30, 2017 (Unaudited)

RiverNorth Opportunities Fund, Inc. (the “Fund”) has a dividend reinvestment plan commonly referred to as an “opt‐out” plan. Unless the registered owner of the Fund’s common stock (the “Common Shares”) elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then  to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re‐invest that cash in additional Common Shares.

Whenever the Fund declares a Dividend payable in cash, non‐participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but  authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open‐Market Purchases”) on the New York Stock Exchange (“NYSE”) or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s net asset value per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open‐Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex‐dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open‐Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open‐Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open‐Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open‐Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open‐Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date.

Semi-Annual Report | April 30, 2017	21

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

April 30, 2017 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open‐Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at Mail Stop:  RiverNorth Opp, 430 West 7th Street, Kansas City, MO 64105‐1407.

22	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Additional Information

April 30, 2017 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Fund’s Form N‐Q are available without a charge, upon request, by contacting the Fund at 1‐855‐830‐1222 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N–Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1‐800‐SEC‐0330.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1‐855‐830‐1222, (2) on the Fund’s website located at http://www.rivernorthcef.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve‐month period ended June 30th is available on the SEC’s website at http://www.sec.gov.

SECTION 19(A) NOTICES

The following table sets forth the estimated amount of the sources of distribution for purposes of Section 19 of the 1940 Act and the related rules adopted there under. A Fund estimates the following percentages, of the total distribution amount per share, attributable to (i) current and prior fiscal year net investment income, (ii) net realized short‐term capital gain, (iii) net realized long‐term capital gain and (iv) return of capital or other capital source as a percentage of the total distribution amount. These percentages are disclosed for the fiscal year‐to‐date cumulative distribution amount per share for the Fund. The amounts and sources of distributions reported in these 19(a) notices are only estimates and not for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the calendar year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099‐DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Per Share Cumulative Distributions for the six months ended April 30, 2017				Percentage of the Total Cumulative Distributions for the six months ended April 30, 2017
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.4520	$0.3008	$0.0872	$0.8400	53.81%	35.81%	10.38%	100.00%

Semi-Annual Report | April 30, 2017	23

RiverNorth Opportunities Fund, Inc.	Additional Information

April 30, 2017 (Unaudited)

UNAUDITED TAX INFORMATION

The Fund designated 11.40% of the income dividends distributed between January 1, 2016 and December 31, 2016, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

In early 2017, if applicable, shareholders of record should have received this information for the distributions paid to them by the Fund during the calendar year 2016 via Form 1099. The Fund will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

DATA PRIVACY POLICIES AND PROCEDURES

Policy Statement: The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

•	Only such information received from customers, through application forms or otherwise, and information about customers’ Fund transactions will be collected.
•	None of such information about customers (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).
•	Policies and procedures (including physical, electronic and procedural safeguards) are in place and designed to protect the confidentiality and properly disposal of such information.
•
The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate  procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of consumer information.

For more information about the Fund’s privacy policies call (855) 830‐1222.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the Fund’s custodian and maintains custody of the securities and  cash of the Fund.

DST Systems, Inc., located at 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Fund’s transfer agent and registrar.

24	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Additional Information

April 30, 2017 (Unaudited)

LEGAL COUNSEL

Dechert LLP, New York, New York, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. is the independent registered public accounting firm for the Fund.

Semi-Annual Report | April 30, 2017	25

RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)
A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	(Signature and Title)	/s/ Thomas A. Carter
Thomas A. Carter
Date:	July 6, 2017	President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Thomas A. Carter
Thomas A. Carter
Date:	July 6, 2017	President and Principal Executive Officer

By:	(Signature and Title)	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Date:	July 6, 2017	Treasurer and Principal Financial Officer